CAPITAL STOCK - Per share amounts (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
Earnings per share, basic
Net loss for the year	$ (11,846,638)	$ 3,225,716	$ (35,035,126)
Weighted average number of shares outstanding	27,672,720	18,406,149
Earnings per share, basic	$ (0.43)	$ 0.18
Earnings per share, diluted
Income (loss) for the period	$ (11,846,638)	$ 3,225,716	$ (35,035,126)
Weighted average number of shares outstanding	27,672,720	18,406,149
Share based compensation dilution		1,646,652
Weighted average number of shares outstanding, diluted	27,672,720	20,052,801
Earnings per share, diluted	$ (0.43)	$ 0.16